Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments - Other Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LIHTC
Investments	$ 261,128,000	$ 186,369,000
Investment, Proportional Amortization Method, Elected, Statement of Financial Position [Extensible Enumeration]	Other Long-Term Investments	Other Long-Term Investments
Estimated tax credits	$ 32,996,000	$ 28,310,000
Estimated amortization	$ 28,627,000	$ 26,615,000
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	Net Income (Loss), Including Portion Attributable to Noncontrolling Interest
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Noninterest Expense	Other Noninterest Expense
Impairment losses	$ 0	$ 0
Other liabilities
LIHTC
Unfunded commitments	$ 37,200,000	$ 25,064,000